UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23953
MFS ACTIVE EXCHANGE TRADED FUNDS TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Active Core Plus Bond ETF
Principal Listing Exchange: NYSE
MFSB
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Core Plus Bond ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Core Plus Bond ETF	$17	0.34%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	78,609,967	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	239	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	8.0%
AA	6.5%
A	14.3%
BBB	24.9%
BB	5.1%
B	3.8%
CCC	0.6%
U.S. Government	26.2%
Federal Agencies	9.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ECP-SEM

MFS® Active Growth ETF
Principal Listing Exchange: NYSE
MFSG
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Growth ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Growth ETF	$26	0.49%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	139,997,704	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	48.3%
Communication Services	15.1%
Consumer Discretionary	11.1%
Financials	9.5%
Industrials	7.6%
Health Care	4.5%
Consumer Staples	1.6%
Utilities	0.9%
Materials	0.6%
Top ten holdings
NVIDIA Corp.	15.3%
Microsoft Corp.	14.5%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc., "A"	6.8%
Apple, Inc.	4.2%
Alphabet, Inc., "A"	3.9%
Mastercard, Inc., "A"	3.7%
Netflix, Inc.	3.6%
GE Vernova, Inc.	2.9%
Broadcom, Inc.	2.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EGO-SEM

MFS® Active Intermediate Muni Bond ETF
Principal Listing Exchange: NYSE
MFSM
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Intermediate Muni Bond ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Intermediate Muni Bond ETF	$17	0.34%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	47,623,689	Average Effective Maturity (yrs):	11.3
Total Number of Holdings:	233	Average Effective Duration (yrs):	6.2
Portfolio Turnover Rate (%):	9
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Fixed Income	96.6%
Money Market Funds	3.4%
Composition including fixed income credit quality
AAA	4.7%
AA	37.8%
A	31.4%
BBB	15.5%
BB	3.5%
B	0.6%
Not Rated	3.1%
Money Market Funds	3.4%
Industries
Airport Revenue	11.9%
Multi-Family Housing Revenue	8.8%
Healthcare Revenue - Hospitals	8.7%
Utilities - Other	8.1%
Healthcare Revenue - Long Term Care	6.8%
General Obligations - Schools	6.4%
Universities - Colleges	5.5%
General Obligations - General Purpose	4.3%
Student Loan Revenue	3.9%
Miscellaneous Revenue - Other	3.7%
Other Industries	31.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMU-SEM

MFS® Active International ETF
Principal Listing Exchange: NYSE
MFSI
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active International ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active International ETF	$31	0.59%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	413,539,676	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
Tencent Holdings Ltd., ADR	3.3%
Air Liquide S.A.	2.4%
SAP SE	2.2%
Rolls-Royce Holdings PLC	2.2%
Schneider Electric SE	2.0%
Compass Group PLC	1.9%
Hitachi Ltd.	1.9%
Compagnie Financiere Richemont S.A.	1.7%
Ryanair Holdings PLC, ADR	1.7%
Issuer country weightings
Japan	14.1%
France	12.1%
United Kingdom	11.6%
Switzerland	9.1%
Germany	7.4%
Canada	7.1%
China	7.1%
Taiwan	6.1%
India	4.1%
Other Countries	21.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EIE-SEM

MFS® Active Value ETF
Principal Listing Exchange: NYSE
MFSV
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Active Value ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the fund at etfs.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Active Value ETF	$23	0.44%
FUND STATISTICS AS OF 8/31/25
Net Assets ($):	90,207,264	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	61
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	28.2%
Industrials	17.1%
Health Care	15.2%
Utilities	10.2%
Information Technology	9.0%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.7%
Real Estate	2.7%
Materials	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	4.0%
Cigna Group	2.9%
McKesson Corp.	2.9%
Boeing Co.	2.6%
Exxon Mobil Corp.	2.6%
Duke Energy Corp.	2.6%
Morgan Stanley	2.3%
American Express Co.	2.2%
Travelers Cos., Inc.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at etfs.mfs.com. Proxy voting information is available without charge by calling 1‑800‑637‑5637, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EVE-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Active Core Plus Bond ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Core Plus Bond ETF
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 1.1%
Boeing Co., 6.528%, 5/01/2034	$342,000	$374,540
Boeing Co., 5.805%, 5/01/2050	110,000	105,780
TransDigm, Inc., 4.625%, 1/15/2029	330,000	322,910
TransDigm, Inc., 6.375%, 5/31/2033 (n)	45,000	45,598
		$848,828
Asset-Backed & Securitized – 22.3%
ACREC 2025-FL3 LLC, “AS”, FLR, 5.999% (SOFR - 1mo. + 1.64%), 8/18/2042 (n)	$97,500	$97,183
Affirm Master Trust, 2025-2A, “A”, 4.67%, 7/15/2033 (n)	100,000	100,556
Affirm, Inc., 5.08%, 4/15/2030 (n)	72,361	72,452
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	206,188	205,780
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.178% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	250,000	249,992
Arbor Realty Trust, Inc., CLO, 2022-FL1, “A”, FLR, 5.792% (SOFR - 1mo. + 1.45%), 1/15/2037 (n)	173,133	173,139
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.642% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	327,409
ARDN Mortgage Trust, 2025-ARCP, “C”, FLR, 6.713% (SOFR - 1mo. + 2.35%), 6/15/2035 (n)	100,000	99,808
AREIT 2025-CRE10 Ltd., “AS”, FLR, 5.902% (SOFR - 1mo. + 1.5421%), 1/17/2030 (n)	120,332	120,182
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	350,000	350,162
Bain Capital Credit CLO Ltd., 2020-4A, “BR”, FLR, 6.825% (SOFR - 3mo. + 2.5%), 10/20/2036 (n)	250,000	250,434
Bain Capital Credit CLO Ltd., 2022-3A, “CR”, FLR, 6.222% (SOFR - 3mo. + 1.9%), 7/17/2035 (n)	500,000	499,975
Bardot CLO Ltd., 2019-2A, “BRR”, FLR, 5.681% (SOFR - 3mo. + 1.35%), 10/22/2032 (n)	250,000	249,250
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.881% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	250,000	249,513
BDS 2025-FL14 Ltd., “B”, FLR, 6.045% (SOFR - 1mo. + 1.6926%), 10/21/2042 (n)	134,096	132,418
BDS Ltd., 2021-FL10, “AS”, FLR, 6.124% ((SOFR - 1mo. + 11.448%) + 1.7645%), 12/16/2036 (n)	250,000	250,042
Black Diamond CLO Ltd., 2021-1A, “BR”, FLR, 6.518% (SOFR - 3mo. + 2.2%), 11/22/2034 (n)	400,000	400,427
BMP Commercial Mortgage Trust, 2024-MF23, “B”, 6.004% (SOFR - 1mo. + 1.6416%), 6/15/2041 (n)	250,000	250,703
BSPRT 2024-FL11 Issuer Ltd., “AS”, FLR, 6.458% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	150,000	150,422
BX Trust, 2025-BCAT, “C”, FLR, 6.25% (SOFR - 1mo. + 1.9%), 8/15/2042 (n)	100,000	100,250
BXMT 2020-FL2 Ltd., “A”, FLR, 5.627% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	159,813	159,224
Cathedral Lake VI Ltd., FLR, 6.111% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)	287,716	287,711
CIFC Funding 2016-IA CR3, Ltd., FLR, 6.025% (SOFR - 3mo. + 1.7%), 10/21/2031 (n)	250,000	248,729
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	91,021	91,930
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	174,820	177,283
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	214,926	216,028
Columbia Cent CLO Ltd., 2021-31A, FLR, 6.175% (SOFR - 3mo. + 1.85%), 4/20/2034 (n)	300,000	298,115
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	250,000	265,693
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “AS”, 6.385%, 8/15/2056	500,000	536,243
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	200,000	204,827
Dryden Senior Loan Fund, 2016-43A, “CR3”, FLR, 6.075% (SOFR - 3mo. + 1.75%), 4/20/2034 (n)	250,000	248,542
Dryden Senior Loan Fund, 2020-86A, “CR2”, FLR, 6.222% (SOFR - 3mo. + 1.9%), 7/17/2034 (n)	499,128	499,752
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.962% (SOFR - 1mo. + 1.662%), 9/18/2042 (n)	206,500	207,180
ELM Trust, 2024-ELM, “C15”, 6.396%, 6/10/2039 (n)	450,000	453,557
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	221,000	222,150
Elmwood CLO Ltd., 2022-2A, “CR”, FLR, 6.107% (SOFR - 3mo. + 1.85%), 4/22/2035 (n)	500,000	499,962
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	60,073	60,099
General Motors Co., FLR, 4.892% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	250,000	250,011
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	28,000	28,053
Greystone Commercial Real Estate Notes, 2025, “B”, FLR, 6.952% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	100,000	100,143
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	100,000	100,361
ILPT Commercial Mortgage Trust, 2025-LPF2, “A”, 5.468%, 7/13/2042 (n)	109,000	111,272
ECPFS-SEM

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.201% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	$147,000	$146,271
Madison Park Funding Ltd., 2021-48A, “B”, FLR, 6.037% ((SOFR - 3mo. + 26.161%) + 1.45%), 4/19/2033 (n)	250,000	250,444
Magnetite CLO Ltd., 2019-21A, “BR”, 5.937% ((SOFR - 3mo. + 26.161%) + 1.35%), 4/20/2034 (n)	250,000	250,076
Marble Point CLO, 2021-2A, “CR”, FLR, 6.368% (SOFR - 3mo. + 2.05%), 7/25/2034 (n)	394,872	395,358
MF1 2022-FL8 Ltd., “A”, FLR, 5.703% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	179,701	179,700
MF1 2024-FL14 LLC, “AS”, FLR, 6.593% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)	100,000	100,244
MF1 2024-FL14 LLC, “C”, FLR, 7.642% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	150,000	150,364
MF1 2024-FL16 LLC, “C”, FLR, 6.901% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	350,000	351,746
MF1 2025-FL17 LLC, “B”, FLR, 6.151% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	500,000	496,737
MF1 2025-FL19 LLC, “A”, FLR, 5.931% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	250,000	248,636
MF1 2025-FL19 LLC, “AS”, FLR, 6.701% (SOFR - 1mo. + 2.3414%), 5/18/2042 (n)	172,121	172,552
MF1 2025-FL19 LLC, “B”, FLR, 6.351% (SOFR - 1mo. + 1.9917%), 5/18/2042 (n)	215,568	216,309
MF1 Multi-Family Housing Mortgage Loan Trust, 2025-FL20, “C”, FLR, 6.5% (SOFR - 1mo. + 2.15%), 8/18/2037 (n)	304,267	304,363
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	153,066	154,410
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM6, “A1”, 5.152%, 7/25/2070 (n)	216,513	217,169
New Residential Mortgage Loan Trust, 2025-NQM2, “A-1”, 5.566%, 4/25/2065 (n)	93,661	94,713
New Residential Mortgage Loan Trust, 2025-NQM4, “A1”, 5.35%, 7/25/2065 (n)	354,648	357,630
OBX Trust, 2024-NQM6, “A1”, 6.447%, 2/25/2064 (n)	169,394	171,718
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	89,981	90,698
OBX Trust, 2025-NQM13, “A1”, 5.441%, 5/25/2065 (n)	99,314	100,084
OBX Trust, 2025-NQM14, “A1”, 5.162%, 7/25/2065 (n)	98,879	99,081
OBX Trust, 2025-NQM15, “A1B”, 5.143%, 7/27/2065 (n)	100,000	99,796
Palmer Square Loan Funding 2024-1A Ltd., “A1”, FLR, 5.367% (SOFR - 3mo. + 1.05%), 10/15/2032 (n)	230,170	230,489
Palmer Square Loan Funding 2024-1A Ltd., “B”, FLR, 6.117% (SOFR - 3mo. + 1.8%), 10/15/2032 (n)	120,000	120,224
Palmer Square Loan Funding 2025-2A Ltd., “B”, FLR, 5.987% (SOFR - 3mo. + 1.7%), 7/15/2033 (n)	500,000	500,000
Parallel Ltd., 2023-1A, “A2R”, FLR, 6.125% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	250,000	250,491
PFP III 2025-12 Ltd., “B”, FLR, 6.395% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	100,000	99,802
PRM Trust, 2025-PRM6, “A”, 4.629%, 7/05/2033 (n)	123,326	123,111
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	233,741	235,064
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	192,161	193,356
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	95,000	95,362
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	270,916	270,889
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	250,000	249,875
Signal Peak CLO 2014-1A, Ltd., “CR4”, FLR, 6.272% (SOFR - 3mo. + 1.95%), 4/17/2034 (n)	250,000	250,138
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	85,258	85,545
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.925% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	300,000	298,370
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	158,020	160,462
World Omni Select Auto Trust, 2021-A, “C”, 1.09%, 11/15/2027	113,220	112,758
		$17,520,997
Automotive – 1.1%
Ford Motor Credit Co. LLC, 6.05%, 3/05/2031	$200,000	$203,191
Hyundai Capital America, 5.3%, 1/08/2030 (n)	207,000	213,024
Hyundai Capital America, 6.375%, 4/08/2030 (n)	211,000	225,755
LKQ Corp., 6.25%, 6/15/2033	202,000	213,610
		$855,580
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$396,000	$393,106
LPL Holdings, Inc., 4%, 3/15/2029 (n)	117,000	114,354
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	226,000	217,934
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174	200,000	204,999
		$930,393

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 1.5%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$292,000	$289,081
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	346,000	351,181
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	281,000	275,637
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	256,000	232,328
		$1,148,227
Business Services – 0.5%
Global Payments, Inc., 2.9%, 11/15/2031	$462,000	$412,973
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$334,000	$348,035
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	182,928
		$530,963
Conglomerates – 1.0%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	$270,000	$279,274
Regal Rexnord Corp., 6.3%, 2/15/2030	235,000	248,946
Regal Rexnord Corp., 6.4%, 4/15/2033	237,000	252,141
		$780,361
Consumer Services – 0.8%
CBRE Group, Inc., 5.95%, 8/15/2034	$425,000	$451,373
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	170,000	157,509
		$608,882
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$286,000	$296,590
Electronics – 0.6%
Broadcom, Inc., 5.2%, 4/15/2032	$215,000	$221,919
Broadcom, Inc., 3.137%, 11/15/2035 (n)	261,000	220,835
		$442,754
Emerging Market Quasi-Sovereign – 0.4%
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$200,000	$211,274
Petroleos Mexicanos, 5.95%, 1/28/2031	100,000	93,495
		$304,769
Emerging Market Sovereign – 2.3%
Dominican Republic, 4.875%, 9/23/2032	$200,000	$188,580
Republic of Cote d'Ivoire, 7.625%, 1/30/2033	200,000	201,117
Republic of Guatemala, 6.6%, 6/13/2036	200,000	209,000
Republic of Panama, 6.7%, 1/26/2036	150,000	153,757
Republic of Serbia, 6%, 6/12/2034	200,000	204,954
Republic of South Africa, 7.1%, 11/19/2036	200,000	201,322
Republic of Turkey, 5.95%, 1/15/2031	200,000	196,696
United Mexican States, 6.875%, 5/13/2037	400,000	420,660
		$1,776,086

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.2%
EQT Corp., 5%, 1/15/2029	$286,000	$289,281
Occidental Petroleum Corp., 6.625%, 9/01/2030	112,000	119,027
Occidental Petroleum Corp., 5.55%, 10/01/2034	212,000	210,960
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	265,000	290,289
		$909,557
Energy - Integrated – 0.7%
BP Capital Markets PLC, 6.45% to 3/01/2034, FLR ((CMT - 5yr. + 2.153%) + 0.25%) to 3/01/2054, FLR ((CMT - 5yr. + 2.153%) + 1%) to 9/01/2172	$157,000	$165,065
Eni S.p.A., 5.5%, 5/15/2034 (n)	400,000	407,878
		$572,943
Entertainment – 0.4%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$320,000	$330,020
Financial Institutions – 0.7%
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)	$149,000	$156,450
SMBC Aviation Capital Finance DAC, 5.55%, 4/03/2034 (n)	400,000	407,418
		$563,868
Food & Beverages – 1.6%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$147,000	$137,757
Constellation Brands, Inc., 4.8%, 5/01/2030	48,000	48,735
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	121,000	125,794
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	323,000	334,599
Performance Food Group Co., 6.125%, 9/15/2032 (n)	308,000	315,243
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	336,000	337,990
		$1,300,118
Gaming & Lodging – 0.5%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$178,000	$182,237
Marriott International, Inc., 2.85%, 4/15/2031	241,000	221,061
		$403,298
Industrial – 0.5%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$362,000	$372,543
Insurance – 0.9%
Corebridge Financial, Inc., 5.75%, 1/15/2034	$271,000	$283,101
MetLife, Inc., 6.35% to 3/15/2035, FLR (CMT - 5yr. + 2.078%) to 3/15/2055	159,000	165,603
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	268,000	290,508
		$739,212
Insurance - Property & Casualty – 2.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$285,000	$281,598
Arthur J. Gallagher & Co., 5.45%, 7/15/2034	256,000	263,398
Arthur J. Gallagher & Co., 5.15%, 2/15/2035	150,000	150,422
Brown & Brown, Inc., 5.65%, 6/11/2034	204,000	209,223
Brown & Brown, Inc., 5.55%, 6/23/2035	349,000	355,730
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	300,000	315,449
Hub International Ltd., 7.25%, 6/15/2030 (n)	327,000	342,034

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	$327,000	$339,325
		$2,257,179
International Market Quasi-Sovereign – 0.3%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$200,000	$214,027
Machinery & Tools – 0.5%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$204,577
Ashtead Capital, Inc., 5.8%, 4/15/2034 (n)	200,000	207,215
		$411,792
Major Banks – 7.0%
Bank of America Corp., 5.288% to 4/25/2033, FLR (SOFR - 1 day + 1.630%) to 4/25/2034	$246,000	$252,338
Bank of America Corp., 5.744% to 2/12/2035, FLR (SOFR - 1 day + 1.697%) to 2/12/2036	227,000	232,570
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	207,000	191,183
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	400,000	456,772
Capital One Financial Corp., 7.624% to 10/30/2030, FLR (SOFR - 1 day + 3.07%) to 10/30/2031	255,000	289,315
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.86%) to 6/08/2034	139,000	149,521
Citigroup, Inc., 6.875% to 8/15/2030, FLR (CMT - 5yr. + 2.89%) to 11/15/2173	155,000	157,714
Deutsche Bank AG, 5.403% to 9/11/2034, FLR (SOFR - 1 day + 2.05%) to 9/11/2035	392,000	394,875
Discover Financial Services, 6.7%, 11/29/2032	189,000	208,025
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	324,000	289,679
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	213,000	193,686
JPMorgan Chase & Co., 4.851% to 7/25/2027, FLR (SOFR - 1 day + 1.99%) to 7/25/2028	202,000	204,500
JPMorgan Chase & Co., 5.766%, 4/22/2035	196,000	206,975
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	207,000	205,831
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	198,000	204,319
Morgan Stanley, 5.32% to 7/19/2034, FLR (SOFR - 1 day + 1.555%) to 7/19/2035	345,000	351,574
Morgan Stanley, 5.942% to 2/07/2034, FLR (CMT - 5yr. + 1.8%) to 2/07/2039	206,000	214,022
UBS Group AG, 5.699% to 2/08/2034, FLR (CMT - 1yr. + 1.77%) to 2/08/2035 (n)	400,000	417,007
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	400,000	358,638
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	347,000	319,957
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	183,000	181,240
		$5,479,741
Metals & Mining – 1.3%
Anglo American Capital PLC, 5.5%, 5/02/2033 (n)	$250,000	$256,540
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	402,000	382,250
Novelis, Inc., 3.875%, 8/15/2031 (n)	347,000	314,693
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	102,265	101,775
		$1,055,258
Midstream – 1.5%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$242,000	$217,661
Plains All American Pipeline LP, 5.7%, 9/15/2034	206,000	210,138
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	304,000	285,791
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	74,000	77,061
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	415,000	427,635
		$1,218,286

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 9.2%
Fannie Mae, 5.349%, 2/25/2045 (n)	$52,423	$52,475
Fannie Mae, 5.748%, 12/25/2054	85,487	86,145
Fannie Mae, 6%, 4/01/2055	594,653	607,613
Fannie Mae, 5.698%, 8/25/2055	222,376	223,838
Fannie Mae, UMBS, 2%, 3/01/2052	847,852	676,393
Fannie Mae, UMBS, 2.5%, 4/01/2052	190,826	158,821
Fannie Mae, UMBS, 5%, 12/01/2054	381,419	376,262
Freddie Mac, 2%, 8/01/2052	846,789	674,559
Freddie Mac, 5.748%, 2/25/2055 - 6/25/2055	121,548	122,563
Freddie Mac, UMBS, 2%, 3/01/2052	225,819	179,795
Freddie Mac, UMBS, 2.5%, 5/01/2052 - 9/01/2052	1,529,661	1,272,004
Freddie Mac, UMBS, 3%, 5/01/2052	1,146,058	995,043
Freddie Mac, UMBS, 5.5%, 8/01/2054 - 10/01/2054	453,624	456,504
Freddie Mac, UMBS, 6.5%, 9/01/2054 - 11/01/2054	268,069	279,539
Freddie Mac, UMBS, 6%, 2/01/2055	119,962	123,720
Ginnie Mae, 2%, 4/20/2052	370,111	303,298
Ginnie Mae, 2.5%, 4/20/2052	227,290	193,831
Ginnie Mae, 5.5%, 4/20/2055	247,021	248,994
Ginnie Mae, 5.057%, 6/20/2055	98,977	100,400
Ginnie Mae, 5.132%, 6/20/2055	99,772	98,686
Ginnie Mae, 2.205%, 3/20/2066 (i)	403,311	11,948
		$7,242,431
Natural Gas - Distribution – 0.3%
Boston Gas Co., 3.757%, 3/16/2032 (n)	$234,000	$219,431
Network & Telecom – 0.5%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$425,000	$435,441
Other Banks & Diversified Financials – 0.6%
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	$445,000	$449,454
Precious Metals & Minerals – 0.8%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$282,000	$280,056
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	304,000	318,104
		$598,160
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 6.5%, 1/15/2034	$197,000	$211,414
Boston Properties LP, REIT, 5.75%, 1/15/2035	450,000	456,039
		$667,453
Real Estate - Other – 0.4%
First Industrial LP, 5.25%, 1/15/2031	$347,000	$354,299
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$215,000	$213,784
STORE Capital Corp., REIT, 4.625%, 3/15/2029	204,000	202,505
		$416,289

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.8%
Alimentation Couche-Tard, Inc., 5.267%, 2/12/2034 (n)	$234,000	$237,272
AutoNation, Inc., 5.89%, 3/15/2035	421,000	430,210
		$667,482
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$52,000	$46,510
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$511,000	$464,426
Telecommunications - Wireless – 1.3%
American Tower Corp., 5.4%, 1/31/2035	$212,000	$217,589
Rogers Communications, Inc., 3.8%, 3/15/2032	473,000	443,869
T-Mobile USA, Inc., 2.55%, 2/15/2031	221,000	200,159
Vodafone Group PLC, 5.625%, 2/10/2053	192,000	181,343
		$1,042,960
Tobacco – 1.5%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$196,000	$211,475
B.A.T. Capital Corp., 4.742%, 3/16/2032	219,000	218,483
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	400,000	422,440
Philip Morris International, Inc., 5.375%, 2/15/2033	201,000	208,073
Philip Morris International, Inc., 5.25%, 2/13/2034	143,000	146,109
		$1,206,580
Transportation - Services – 0.3%
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)	$200,000	$208,912
U.S. Treasury Obligations – 26.2%
U.S. Treasury Bonds, 4.5%, 2/15/2044	$1,900,000	$1,821,180
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	7,040,000	6,829,350
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,500,000	1,342,031
U.S. Treasury Bonds, 4.5%, 11/15/2054	3,894,000	3,634,958
U.S. Treasury Notes, 3.875%, 7/31/2027	1,000,000	1,004,140
U.S. Treasury Notes, 4.125%, 10/31/2029	4,445,000	4,525,392
U.S. Treasury Notes, 3.875%, 7/31/2030	1,400,000	1,411,266
		$20,568,317
Utilities - Electric Power – 0.7%
Pacific Gas & Electric Co., 6.95%, 3/15/2034	$190,000	$208,146
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	305,000	311,507
		$519,653
Total Bonds (Identified Cost, $76,994,161)		$77,393,043
Mutual Funds – 1.4%
Money Market Funds – 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.23% (j) (Identified Cost, $1,112,354)	1,112,354	$1,112,354
Other Assets, Less Liabilities – 0.1%		104,570
Net Assets – 100.0%		$78,609,967

MFS Active Core Plus Bond ETF
Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,883,797, representing 36.7% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 8/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	61	$12,720,883	December – 2025	$16,484
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	15	$1,716,094	December – 2025	$(5,032)
At August 31, 2025, the fund had liquid securities with an aggregate value of $73,726 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $78,106,515)	$78,505,397
Receivables for
Net daily variation margin on open futures contracts	4,485
Fund shares sold	623,889
Interest	797,728
Total assets	$79,931,499
Liabilities
Payables for
Distributions	$311,000
Investments purchased	1,007,619
Payable to affiliates
Investment adviser	2,913
Total liabilities	$1,321,532
Net assets	$78,609,967
Net assets consist of
Paid-in capital	$78,274,124
Total distributable earnings (loss)	335,843
Net assets	$78,609,967
Shares of beneficial interest outstanding (unlimited number of shares authorized)	3,150,000
Net asset value per share (net assets of $78,609,967 / 3,150,000 shares of beneficial interest outstanding)	$24.96
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Interest	$1,402,765
Dividends from unaffiliated issuers	18,507
Other	241
Total investment income	$1,421,513
Expenses
Management fee	$92,947
Miscellaneous	85
Total expenses	$93,032
Net investment income (loss)	$1,328,481
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(12,946)
Futures contracts	9,651
Net realized gain (loss)	$(3,295)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$338,123
Futures contracts	(8,055)
Net unrealized gain (loss)	$330,068
Net realized and unrealized gain (loss)	$326,773
Change in net assets from operations	$1,655,254
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Change in net assets
From operations
Net investment income (loss)	$1,328,481	$387,056
Net realized gain (loss)	(3,295)	926
Net unrealized gain (loss)	330,068	80,266
Change in net assets from operations	$1,655,254	$468,248
Total distributions to shareholders	$(1,387,955)	$(399,704)
Change in net assets from fund share transactions	$37,130,219	$41,049,198
Miscellaneous capital	$70,633	$24,074
Total change in net assets	$37,468,151	$41,141,816
Net assets
At beginning of period	41,141,816	—
At end of period	$78,609,967	$41,141,816

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended (c)
	8/31/25 (unaudited)	2/28/25
Net asset value, beginning of period	$24.93	$25.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.61	$0.29
Net realized and unrealized gain (loss)	(0.01)(g)	(0.10)(g)
Total from investment operations	$0.60	$0.19
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.28)
From net realized gain	(0.01)	—
Total distributions declared to shareholders	$(0.59)	$(0.28)
Miscellaneous capital (d)	$0.02	$0.02
Net asset value, end of period (x)	$24.96	$24.93
Total return (%) (s)(x)	2.51 (n)	0.86 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34 (a)	0.34 (a)
Net investment income (loss)	4.86 (a)	4.98 (a)
Portfolio turnover rate (e)	22 (n)	10 (n)
Net assets at end of period (000 omitted)	$78,610	$41,142

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Core Plus Bond ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments such as futures contracts. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$20,568,317	$—	$20,568,317
Non - U.S. Sovereign Debt	—	2,294,882	—	2,294,882
U.S. Corporate Bonds	—	21,476,750	—	21,476,750
Residential Mortgage-Backed Securities	—	9,907,633	—	9,907,633
Commercial Mortgage-Backed Securities	—	2,776,713	—	2,776,713
Asset-Backed Securities (including CDOs)	—	12,079,082	—	12,079,082
Foreign Bonds	—	8,289,666	—	8,289,666
Investment Companies	1,112,354	—	—	1,112,354
Total	$1,112,354	$77,393,043	$—	$78,505,397

Other Financial Instruments
Futures Contracts – Assets	$16,484	$—	$—	$16,484
Futures Contracts – Liabilities	(5,032)	—	—	(5,032)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2025 as reported in the Statement of Assets and Liabilities:

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$16,484	$(5,032)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$9,651
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended August 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(8,055)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$399,704

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$78,145,512
Gross appreciation	743,256
Gross depreciation	(383,371)
Net unrealized appreciation (depreciation)	$359,885
As of 2/28/25
Undistributed ordinary income	161,694
Undistributed long-term capital gain	21,010
Other temporary differences	(154,688)
Net unrealized appreciation (depreciation)	40,528
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2025.
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$23,532,692	$10,593,563
Non-U.S. Government securities	24,786,204	1,238,194

MFS Active Core Plus Bond ETF
Notes to Financial Statements (unaudited) - continued
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/25		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	1,500,000	$37,130,219	1,650,000	$41,049,198

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Core Plus Bond ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Core Plus Bond ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Core Plus Bond ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Active Growth ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Growth ETF
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.8%
General Electric Co.	9,391	$2,584,403
Apparel Manufacturers – 0.6%
Hermes International, ADR	3,485	$853,476
Broadcasting – 4.4%
Netflix, Inc. (a)	4,154	$5,019,070
Spotify Technology S.A. (a)	1,729	1,178,971
		$6,198,041
Brokerage & Asset Managers – 4.3%
Apollo Global Management, Inc.	6,560	$893,669
Intercontinental Exchange, Inc.	10,082	1,780,481
KKR & Co., Inc.	16,270	2,269,502
NASDAQ, Inc.	11,289	1,069,520
		$6,013,172
Computer Software – 20.8%
AppLovin Corp. (a)	1,611	$771,009
Autodesk, Inc. (a)	7,715	2,427,911
Cadence Design Systems, Inc. (a)	5,210	1,825,740
Intuit, Inc.	1,802	1,201,934
Microsoft Corp.	40,007	20,271,147
SAP SE	3,236	880,710
ServiceNow, Inc. (a)	666	611,028
Synopsys, Inc. (a)	1,818	1,097,199
		$29,086,678
Computer Software - Systems – 5.4%
Apple, Inc.	25,388	$5,893,570
Arista Networks, Inc. (a)	5,057	690,533
Shopify, Inc. (a)	7,005	989,667
		$7,573,770
Construction – 0.6%
CRH PLC	7,707	$870,506
Electrical Equipment – 1.7%
Amphenol Corp., “A”	21,396	$2,329,169
Electronics – 19.9%
Broadcom, Inc.	11,893	$3,536,859
KLA Corp.	1,580	1,377,760
NVIDIA Corp.	122,852	21,398,361
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,771	1,563,221
		$27,876,201
EGOFS-SEM
1

MFS Active Growth ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 2.9%
GE Vernova, Inc.	6,604	$4,048,054
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	4,347	$1,200,033
Interactive Media Services – 10.7%
Alphabet, Inc., “A”	25,302	$5,387,049
Meta Platforms, Inc., “A”	12,939	9,558,039
		$14,945,088
Machinery & Tools – 3.4%
Eaton Corp. PLC	5,949	$2,077,034
Roper Technologies, Inc.	1,441	758,412
Trane Technologies PLC	4,693	1,950,411
		$4,785,857
Medical Equipment – 4.5%
Abbott Laboratories	11,042	$1,464,832
Boston Scientific Corp. (a)	6,765	713,708
Danaher Corp.	2,835	583,500
Medtronic PLC	18,867	1,751,046
Thermo Fisher Scientific, Inc.	3,663	1,804,833
		$6,317,919
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	8,617	$5,129,614
Moody's Corp.	2,006	1,022,578
Visa, Inc., “A”	3,078	1,082,779
		$7,234,971
Restaurants – 0.7%
Starbucks Corp.	11,303	$996,812
Specialty Stores – 8.9%
Amazon.com, Inc. (a)	48,657	$11,142,453
TJX Cos., Inc.	9,301	1,270,610
		$12,413,063
Tobacco – 1.6%
Philip Morris International, Inc.	13,773	$2,301,881
Utilities - Electric Power – 0.9%
Constellation Energy	4,063	$1,251,323
Total Common Stocks (Identified Cost, $123,372,641)		$138,880,417
Mutual Funds – 0.8%
Money Market Funds – 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.23% (j) (Identified Cost, $1,066,996)	1,066,996	$1,066,996
Other Assets, Less Liabilities – 0.0%		50,291
Net Assets – 100.0%		$139,997,704
2

MFS Active Growth ETF
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
3

MFS Active Growth ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $124,439,637)	$139,947,413
Foreign currency, at value (identified cost, $7)	7
Receivables for
Fund shares sold	682,915
Dividends	51,742
Total assets	$140,682,077
Liabilities
Payables for
Investments purchased	$676,818
Payable to affiliates
Investment adviser	7,555
Total liabilities	$684,373
Net assets	$139,997,704
Net assets consist of
Paid-in capital	$126,981,153
Total distributable earnings (loss)	13,016,551
Net assets	$139,997,704
Shares of beneficial interest outstanding (unlimited number of shares authorized)	5,125,000
Net asset value per share (net assets of $139,997,704 / 5,125,000 shares of beneficial interest outstanding)	$27.32
See Notes to Financial Statements
4

MFS Active Growth ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$285,828
Other	429
Foreign taxes withheld	(2,177)
Total investment income	$284,080
Expenses
Management fee	$227,613
Total expenses	$227,613
Net investment income (loss)	$56,467
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,955,179)
Foreign currency	(492)
In-kind redemptions – unaffiliated issuers	651,455
Net realized gain (loss)	$(2,304,216)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$16,606,948
Net realized and unrealized gain (loss)	$14,302,732
Change in net assets from operations	$14,359,199
See Notes to Financial Statements
5

MFS Active Growth ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Change in net assets
From operations
Net investment income (loss)	$56,467	$10,463
Net realized gain (loss)	(2,304,216)	(243,392)
Net unrealized gain (loss)	16,606,948	(1,099,172)
Change in net assets from operations	$14,359,199	$(1,332,101)
Total distributions to shareholders	$(10,547)	$—
Change in net assets from fund share transactions	$83,201,525	$43,779,264
Miscellaneous capital	$364	$—
Total change in net assets	$97,550,541	$42,447,163
Net assets
At beginning of period	42,447,163	—
At end of period	$139,997,704	$42,447,163

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
6

MFS Active Growth ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Net asset value, beginning of period	$24.61	$25.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01
Net realized and unrealized gain (loss)	2.69	(0.84)
Total from investment operations	$2.71	$(0.83)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$—
Miscellaneous capital (d)	$0.00 (w)	$—
Net asset value, end of period (x)	$27.32	$24.61
Total return (%) (s)(x)	11.02 (n)	(3.28)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.49 (a)	0.49 (a)
Net investment income (loss)	0.12 (a)	0.12 (a)
Portfolio turnover rate (e)	28 (n)	4 (n)
Net assets at end of period (000 omitted)	$139,998	$42,447

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Active Growth ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Growth ETF (the fund) is a non-diversified series of MFS Active Exchange Traded Funds Trust (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
8

MFS Active Growth ETF
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$138,880,417	$—	$—	$138,880,417
Investment Companies	1,066,996	—	—	1,066,996
Total	$139,947,413	$—	$—	$139,947,413
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
9

MFS Active Growth ETF
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended February 28, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended February 28, 2025.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$124,439,637
Gross appreciation	16,110,238
Gross depreciation	(602,462)
Net unrealized appreciation (depreciation)	$15,507,776
As of 2/28/25
Undistributed ordinary income	10,463
Capital loss carryforwards	(243,392)
Net unrealized appreciation (depreciation)	(1,099,172)
As of February 28, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(243,392)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.49% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2025.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2025, this reimbursement amounted to $423, which is included in “Other” income in the Statement of Operations.
10

MFS Active Growth ETF
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $28,341,353 and $25,509,633, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $82,277,735 and $2,581,520, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/25		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	3,500,000	$85,913,189	1,725,000	$43,779,264
Shares reacquired	(100,000)	(2,711,664)	—	—
Net change	3,400,000	$83,201,525	1,725,000	$43,779,264

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Growth ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Growth ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Growth ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
12

MFS Active Intermediate Muni Bond ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Intermediate Muni Bond ETF
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Alabama – 3.3%
Baldwin County, AL, Industrial Development Authority, Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	$100,000	$100,143
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	165,000	164,878
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	110,000	112,523
Black Belt Energy Gas District, AL, Gas Project Rev., “D”, 5%, 3/01/2055 (Put Date 11/01/2034)	250,000	263,513
Black Belt Energy Gas District, AL, Gas Project Rev., “B”, 5%, 10/01/2055 (Put Date 9/01/2032)	250,000	266,226
Jacksonville, AL, Public Educational Building Authority, Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, BAM, 5.125%, 8/01/2044	250,000	253,563
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 3.3%, 7/15/2034 (Put Date 3/12/2026)	150,000	150,393
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	250,000	258,534
Southeast Alabama Energy Authority, “C”, 5%, 5/01/2055 (Put Date 2/01/2031)	5,000	5,325
		$1,575,098
Alaska – 1.0%
Alaska Municipal Bond Bank Authority, General Obligation & Refunding, “2”, 5%, 12/01/2028	$260,000	$276,284
Alaska Railroad Corp., Cruise Port Rev., AGM, 5.5%, 10/01/2039	200,000	212,608
		$488,892
Arizona – 1.5%
Arizona Industrial Development Authority, National Education Rev. (Equitable School Revolving Fund LLC), “A”, 5%, 11/01/2038	$190,000	$192,237
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, 4.15%, 9/01/2040	250,000	238,226
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6%, 7/01/2055	250,000	275,444
		$705,907
California – 5.1%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	$250,000	$265,593
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	250,000	269,157
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 2/01/2055 (Put Date 11/01/2032)	500,000	537,780
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	245,000	266,321
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	170,000	181,626
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	258,946
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2028	85,000	89,136
California Statewide Communities Development Authority, Infrastructure Program Rev., “C-2”, 5%, 9/02/2029	100,000	105,984
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	100,000	107,407
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	350,000	357,958
		$2,439,908
Colorado – 5.7%
Adams & Arapahoe Counties, CO, Joint School District No. 28J, Certificates of Participation, BAM, 5.25%, 12/01/2043	$110,000	$114,828
Adams County, CO, Bromley Park Metropolian District No. 3, General Obligation, AGM, 5%, 12/01/2039	225,000	232,000
Arapahoe County, CO, Cherry Creek School District No. 5, General Obligation, 5.25%, 12/15/2042	500,000	536,696
Bennett, CO, Wastewater Rev., AGM, 5%, 12/01/2044	250,000	257,343
Boulder County, CO, STC Metropolitan District No. 2, Limited Tax General Obligation & First Lien Special Refunding Rev., “A-1”, AGM, 5%, 12/01/2036	215,000	227,603
EMUFS-SEM
1

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – continued
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Stargate Charter School Project), “A”, 5.25%, 12/01/2045	$100,000	$101,048
Colorado Health Facilities Authority Rev. (Covenant Living Communities & Services), “A”, 5%, 12/01/2035	245,000	263,199
Denver, CO, City & County Board of Water Commissioners, Water Rev., “A”, 5%, 9/15/2047	210,000	210,942
Denver, CO, Department of Aviation Airport System Rev., “A”, 5%, 11/15/2029	110,000	114,411
Denver, CO, Department of Aviation Airport System Rev., “A”, 5%, 11/15/2034	150,000	161,237
Douglas County, CO, Lanterns Metropolitan District No. 1, AGM, 5%, 12/01/2034	250,000	265,389
Douglas County, CO, Mirabelle Metropolitan District No. 2, “A”, AGM, 5%, 12/01/2040	105,000	107,490
Weld County, CO, Greeley City Center West Residential Metropolitan District No. 2, General Obligation Refunding Rev., AGM, 5.5%, 12/01/2045	100,000	102,938
		$2,695,124
Connecticut – 0.8%
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev. (Chesla Loan Program), “B-1”, 5.25%, 11/15/2034	$250,000	$264,344
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	100,000	101,210
		$365,554
Delaware – 0.5%
Delaware Housing Authority, Senior Single Family Rev., “A”, GNMA, 5.75%, 1/01/2055	$240,000	$261,681
District of Columbia – 1.0%
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$100,000	$104,734
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (2911 Rhode Island Avenue Apartments Project), “A”, FHA, 5%, 3/01/2028	250,000	262,722
Metropolitan Washington, D.C., Airport System Refunding Rev., “A”, 5%, 10/01/2036	115,000	117,541
		$484,997
Florida – 5.6%
Charlotte County, FL, Industrial Development Authority, Utility System Rev. (Town & Country Utilities Project), 5.125%, 10/01/2035	$100,000	$100,775
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	125,000	125,378
Florida Capital Trust Authority, Educational Facilities Rev. (Madrone-Florida Tech Student Housing I, LLC-Florida Institute of Technology Project), “A”, 4.75%, 7/01/2040	100,000	95,846
Florida Development Finance Corp., Educational Facilities Rev. (Renaissance Charter School, Inc. Projects), “A”, 4.9%, 6/15/2035	250,000	252,177
Florida Higher Educational Facilities Financing Authority Rev. (Nova Southeastern University Project), 5%, 4/01/2036	105,000	105,576
Florida Housing Finance Corp, Multi-Family Mortgage Rev. (The Enclave at Canopy Park), “I”, 3.3%, 7/01/2058 (Put Date 1/01/2028)	250,000	251,397
Florida Local Government Finance Commission, Senior Living Rev. (Fleet Landing at Nocatee Project), “B-2”, 4.45%, 11/15/2031 (w)	200,000	201,010
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5.25%, 10/01/2042	250,000	259,312
Hillsborough County, FL, Aviation Authority, Tampa International Airport Rev., “A”, 5%, 10/01/2035	180,000	188,976
Lee County, FL, Airport Rev., “B”, 4%, 10/01/2038	250,000	236,355
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “C”, 5%, 11/15/2044	200,000	192,830
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	250,000	249,981
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2036	250,000	262,763
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/2039	150,000	146,713
		$2,669,089
Georgia – 3.8%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), 3.4%, 2/01/2029 (Put Date 2/01/2028)	$100,000	$101,477
Commerce, GA, School District General Obligation, 6%, 8/01/2043 (w)	250,000	279,945
DeKalb County, GA, Housing Authority, Multi-Family Housing Rev. (The Avenues of North Decatur), 4.125%, 12/01/2034	120,000	117,552
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	430,000	433,669
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/01/2054 (Put Date 9/01/2031)	210,000	224,283
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	345,000	368,486
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “E”, 5%, 5/01/2055 (Put Date 12/01/2032)	250,000	267,502
		$1,792,914
2

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Hawaii – 0.9%
Hawaii Airports System Rev., “C”, 5%, 7/01/2043	$200,000	$201,099
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	215,000	212,581
		$413,680
Idaho – 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	$70,000	$75,354
Illinois – 5.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	$100,000	$108,802
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 7%, 12/01/2042 (n)	250,000	257,583
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	130,000	134,701
Chicago, IL, General Obligation, “A”, 5%, 1/01/2041	100,000	98,246
Chicago, IL, Midway Airport Refunding Rev., “A”, 5%, 1/01/2028	250,000	261,658
Cook County, IL, Community College District No. 152 (Hazel Crest), AGM, 5%, 12/01/2036	300,000	323,944
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 4.25%, 7/01/2041	100,000	97,032
Illinois Finance Authority, Student Housing & Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	200,000	197,547
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	200,000	200,137
Monroe & St. Clair Counties, IL, Community Unit School District No. 4, Columbia Debt Certificates, 5.5%, 7/01/2040	100,000	100,069
Northeastern Illinois University Board of Trustees, Certificates of Participation (Capital Improvement Projects), BAM, 5.25%, 7/01/2037 (w)	100,000	106,048
St. Clair County, Madison, Monroe, Randolph, Washington, Bond, Perry & Montgomery Counties, IL, Community College District No. 522, Debt Certificates (Southwestern Illinois College), “B”, 5.5%, 12/01/2038	230,000	230,240
State of Illinois, General Obligation, 5.5%, 5/01/2039	250,000	260,480
Trustees of the University of Illinois, Housing and Auxiliary Facilities System Rev., “A” , BAM, 5%, 4/01/2039	310,000	318,506
		$2,694,993
Indiana – 2.2%
Gary/Chicago International Airport Authority, IN, Development Zone Rev., AGM, 5.25%, 2/01/2042	$100,000	$103,745
Indiana Finance Authority Rev. (Greenwood Village South Project), “C-2”, 3.75%, 5/15/2032	100,000	100,042
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2036	120,000	124,998
Indiana Finance Authority, Health System Rev. (Franciscan Alliance, Inc. Obligated Group), “B”, 5%, 11/01/2041	250,000	250,092
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	100,000	102,056
Lawrence County, IN, North Lawrence Community School Buildings Corp., Ad Valorem Property Tax First Mortgage, 5%, 7/15/2038 (w)	100,000	103,613
Westfield Washington, IN, Multi-School Building Corp. (Hamilton County), “A”, BAM, 5.25%, 7/15/2043	250,000	261,157
		$1,045,703
Iowa – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	$250,000	$265,589
Kansas – 0.6%
Miami County, KS, Osawatomie Unified School District No. 367, General Obligation, BAM, 5.25%, 9/01/2042	$300,000	$311,237
Kentucky – 0.5%
Kentucky Economic Development Finance Authority Rev. (Commonspirit Health), “A-2”, 5%, 8/01/2032	$125,000	$131,796
Kentucky Economic Development Finance Authority Rev. (Commonspirit Health), “A-2”, 5%, 8/01/2035	125,000	129,723
		$261,519
3

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – 1.9%
Juban Crossing, LA, Economic Development District Refunding Rev. (General Infrastructure Projects), “C”, 5%, 9/15/2036	$250,000	$266,984
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Calcasieu Parish School Project), BAM, 5%, 12/01/2039	250,000	261,927
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2036	355,000	357,322
		$886,233
Maine – 1.2%
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4.625%, 12/01/2047 (Put Date 6/01/2035)	$100,000	$96,909
Maine Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), “R-3”, 5%, 8/01/2035	100,000	100,664
Maine Finance Authority, Student Loan Rev. (Supplemental Education Loan Program), “A-1”, AGM, 5%, 12/01/2037	70,000	71,308
Maine Health & Higher Educational Facilities Authority Rev. (University of New England), “B”, 4%, 7/01/2037	300,000	293,742
		$562,623
Maryland – 0.4%
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 4%, 6/01/2042	$210,000	$174,283
Massachusetts – 2.6%
Dover, MA, General Obligation Municipal Purpose Loan , 5%, 6/15/2039	$115,000	$125,458
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2029	250,000	250,216
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	125,000	125,964
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	125,000	115,335
Massachusetts Development Finance Agency, Refunding Rev. (Lasell Village, Inc.), 5%, 7/01/2034	195,000	208,574
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	300,000	317,020
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	105,000	106,278
		$1,248,845
Michigan – 0.5%
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2042	$250,000	$247,138
Minnesota – 2.7%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2037	$150,000	$153,411
Edina, MN, General Obligation Capital Improvement Plan and Sales Tax Rev., “B”, 4%, 2/01/2042	250,000	236,732
Minneapolis, MN, Health Care Systems Rev. (Fairview Health Services), “A”, 5%, 11/15/2035	160,000	163,471
Minnesota General Obligation State Trunk Highway Rev., “B”, 4%, 8/01/2041	500,000	476,207
Minnesota Housing Finance Agency, Residential Housing Finance Rev., “F”, 5.75%, 7/01/2053	235,000	251,669
		$1,281,490
Missouri – 0.5%
Springfield, MO, Public Utility Refunding Rev., 4%, 8/01/2036	$250,000	$250,146
New Hampshire – 2.0%
National Finance Authority, NH, Affordable Housing Certificates, “A-1”, 4.75%, 6/20/2041 (Put Date 6/01/2035)	$249,918	$249,691
National Finance Authority, NH, Municipal Certificates, “A-1”, 4.168%, 1/20/2041	99,641	93,773
National Finance Authority, NH, Municipal Certificates, “A-2”, 4.168%, 1/20/2041	99,641	86,991
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5.75%, 4/01/2035	105,000	114,987
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth Hitchcock Obligated Group), “A”, 5%, 8/01/2038	250,000	253,834
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Advance Corp. Issue), “B”, 5%, 10/01/2035	125,000	134,892
		$934,168
New Jersey – 1.8%
New Jersey Economic Development Authority, Dock & Wharf Facility Rev. (Repauno Port & Rail Terminal Project), 6.375%, 1/01/2035	$100,000	$102,389
New Jersey Tobacco Settlement Financing Corp., “A”, 5.25%, 6/01/2046	215,000	212,758
New Jersey Transportation Trust Fund Authority, “A”, 4.25%, 6/15/2040	210,000	199,795
4

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
New Jersey Transportation Trust Fund Authority, “CC”, 5%, 6/15/2042	$250,000	$255,935
Passaic County, NJ, Improvement Authority, Charter School Rev. (Paterson Charter School for Science & Technology Inc., Project), 4.125%, 7/01/2033	100,000	100,591
		$871,468
New Mexico – 1.3%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Refunding Rev., 5%, 6/01/2054 (Put Date 11/01/2030)	$100,000	$106,645
Santa Fe County, NM, Multi-Family Housing Rev. (Cresta Ranch Apartments), 3.29%, 12/10/2049 (Put Date 6/01/2028)	500,000	503,051
		$609,696
New York – 5.8%
New York Dormitory Authority Rev. (New School), “A”, 5%, 7/01/2042	$250,000	$250,562
New York Dormitory Authority Rev. (White Plains Hospital Obligated Group), AGM, 5.25%, 10/01/2044	175,000	178,395
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2029	120,000	123,302
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.5%, 6/30/2042	245,000	250,861
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project, Green Bonds), 6%, 6/30/2040	250,000	269,529
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2032	200,000	217,415
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 3.4%, 11/01/2064 (Put Date 1/02/2029)	500,000	504,319
New York, NY, City Housing Development Corp., Multi-Family Mortgage Rev. (8 Spruce Street), “E”, 4.375%, 12/15/2031	100,000	102,948
New York, NY, Transitional Finance Authority Rev., “D”, 5%, 5/01/2042	250,000	260,797
New York, NY, Transitional Finance Authority Rev., “D-1”, 4%, 11/01/2042	250,000	226,199
Rockland County, NY, Solid Waste Management Authority, Special Obligation Rev. (Animal Shelter Project), “A”, 5.5%, 12/15/2044	340,000	364,419
		$2,748,746
North Carolina – 1.9%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$15,000	$15,003
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5.25%, 7/01/2038	500,000	523,934
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	125,000	126,035
Raleigh, NC, Housing Authority, Multi-Family Housing Rev. (919 at Cross Link), “B”, 5%, 8/01/2028 (Put Date 8/01/2027)	250,000	260,304
		$925,276
North Dakota – 0.5%
Grand Forks, ND, Health Care Systems Rev. (Altru Health System), 5%, 12/01/2030	$120,000	$127,451
Horace, ND, Refunding Improvement, “C”, 5.5%, 5/01/2038	125,000	129,210
		$256,661
Ohio – 3.3%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020A-2, 5%, 6/01/2033	$250,000	$261,971
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 5%, 12/01/2034	250,000	259,485
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	100,000	107,720
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5.5%, 2/15/2052	350,000	333,383
Erie & Sandusky Counties, OH, Margaretta Local School District (Ohio Certificates of Participation School Facilities Project), BAM, 5.5%, 10/01/2037	145,000	157,370
Hamilton County, OH, Various Purpose General Obligation, 4%, 12/17/2025	100,000	100,322
Ohio State Healthcare Facility Rev. (Otterbein Homes Obligated Group), 4%, 7/01/2036	240,000	236,740
Shelby & Darke Counties, OH, Fort Laramie Local School District, Certificates of Participation, 5.25%, 12/01/2045	115,000	115,503
		$1,572,494
5

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Oklahoma – 1.4%
Cleveland County, OK, Home Loan Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 1/01/2056	$250,000	$275,368
Tulsa County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.75%, 7/01/2056	125,000	137,132
Tulsa, OK, Airport Improvement Trust General Rev., “A”, AGM, 5%, 6/01/2028	245,000	258,562
		$671,062
Oregon – 0.4%
Washington, Clackamas, and Yamhill Counties, OR, Sherwood School District No. 88, General Obligation, “A”, 0%, 6/15/2034	$250,000	$170,408
Pennsylvania – 8.9%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2034	$125,000	$130,632
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2036	215,000	230,327
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2036	245,000	251,991
DuBois, PA, Hospital Rev. (Penn Highlands Healthcare), 5%, 7/15/2036	140,000	136,753
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), “XX1”, 4%, 5/01/2033	100,000	99,534
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), “A”, 4%, 12/01/2035	240,000	233,968
Pennsylvania Economic Development Financing Authority Rev. (University of Pittsburg Medical Center), “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	280,000	299,694
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5.5%, 6/30/2042	500,000	518,561
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	500,000	502,500
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.85%, 4/01/2034 (Put Date 10/15/2025)	300,000	300,021
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	135,000	129,340
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A-1”, 4.75%, 6/01/2046	105,000	101,815
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	181,852	173,010
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5.25%, 10/01/2044	265,000	270,123
Pennsylvania School District Authority Rev. (William Penn School District Project), “B”, BAM, 5%, 3/15/2043	100,000	101,591
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), 5%, 7/01/2033	250,000	257,673
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	115,000	121,472
Philadelphia, PA, Housing Authority, General Rev. (PHA Headquarters Project), 5%, 5/01/2039	250,000	260,207
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	135,000	138,212
		$4,257,424
Puerto Rico – 1.7%
Commonwealth of Puerto Rico, General Obligation Restructured, “A-1”, 5.625%, 7/01/2027	$125,000	$129,248
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	325,000	327,787
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	250,000	231,318
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	201,000	146,868
		$835,221
Rhode Island – 1.7%
Providence, RI, Public Buildings Authority Rev. (Capital Improvement Program Projects), “A”, AGM, 5%, 9/15/2035	$375,000	$382,513
Rhode Island Health & Educational Building Corp., Hospital Financing Rev. (Lifespan Obligated Group), 4%, 5/15/2036	125,000	115,615
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2033	250,000	263,798
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	65,000	58,760
		$820,686
6

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
South Carolina – 1.2%
Charleston, SC, Housing Authority Rev. (1800 Ashley West), 4.5%, 9/01/2035	$100,000	$98,467
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	100,000	99,014
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	105,000	105,241
South Carolina Public Service Authority Rev. (Santee Cooper), “A”, 5%, 12/01/2038	125,000	125,464
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2032	125,000	127,378
		$555,564
Texas – 7.8%
Arlington, TX, Higher Education Finance Corp., Education Refunding Rev. (Basis Texas Charter Schools, Inc.), 5.125%, 6/15/2040 (w)	$130,000	$128,146
Arlington, TX, Higher Education Finance Corp., Education Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2042	250,000	256,949
Celina, TX, Special Assessment Refunding & Improvement Rev. (The Lakes at Mustang Ranch Public Improvement District Major Improvement Area and Phases #2-7 Project), AGM, 5%, 9/01/2035	250,000	264,819
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2034	250,000	246,187
EP Cimarron Ventanas, TX, Residential Development Rev. (Lifestyles at Los Paseos), 4.125%, 12/01/2039	20,000	18,701
Fort Worth, TX, Special Tax Rev. (Convention Center Venue Project), 5.5%, 3/01/2043	100,000	104,637
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2037	250,000	260,734
Godley, TX, Combination Tax & Rev., Certificates of Obligation, BAM, 5.25%, 8/15/2042	135,000	140,714
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Project), “B”, 5.25%, 7/15/2034	150,000	157,188
Houston, TX, Redevelopment Authority Tax Increment Contract Rev., AGM, 5%, 9/01/2037	150,000	160,103
Lower Colorado River Authority, Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2046	230,000	229,998
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International, LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	100,000	101,621
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 3.85%, 1/01/2026 (Put Date 11/03/2025)	100,000	100,011
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	100,000	100,355
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), “A”, 5%, 1/01/2035	150,000	145,322
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2035	160,000	169,256
Tarrant County, TX, Cultural Education Facilities Finance Refunding Rev. (Trinity Terrace Project), 5%, 10/01/2038	135,000	138,401
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., GNMA, 5.75%, 1/01/2056	250,000	275,927
Texas Grand Parkway Transportation Corp., Grand Parkway System, Subordinate Tier Toll Rev. (Tela Supported), “A”, 5%, 10/01/2043	300,000	303,098
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	250,000	265,961
Texas Private Activity Surface Transportation Corp. Rev. (NTE Mobility Partners Segments 3 LLC), 5.375%, 6/30/2038	160,000	166,438
		$3,734,566
Utah – 1.7%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2042	$295,000	$293,324
Utah Charter School Finance Authority, Charter School Rev. (Lakeview Academy), 5%, 4/15/2040	150,000	154,693
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	100,000	100,326
Utah Intermountain Power Agency, Power Supply Rev., “A”, 5%, 7/01/2038	245,000	256,628
		$804,971
Vermont – 0.5%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2033	$250,000	$263,221
Virginia – 1.2%
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2036	$320,000	$310,283
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2038	125,000	126,303
Virginia Small Business Financing Authority Rev. (I-495 HOT Lanes Project), 5%, 12/31/2040	125,000	125,996
		$562,582
7

MFS Active Intermediate Muni Bond ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Washington – 2.6%
Kenmore, WA, Limited Tax General Obligation, 5%, 12/01/2044	$250,000	$258,703
King County, WA, Housing Authority, Pooled Housing Refunding Rev., 5%, 7/01/2040	170,000	170,788
Pasco, WA, Local Improvement District No. 152, 5.375%, 8/01/2042	65,000	64,866
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2033	250,000	255,198
Seattle, WA, Port Intermediate Lien Refunding Rev., “A”, 5%, 5/01/2036	250,000	253,220
Vancouver, WA, Housing Authority, Multi-Family Rev. (Cascara Project), “A”, 5%, 12/01/2042	125,000	120,941
Washington Various Purpose General Obligation, “A”, 5%, 8/01/2046	100,000	101,901
		$1,225,617
Wisconsin – 3.0%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Senior Credit Group), “A”, 4%, 11/15/2032	$175,000	$175,624
Wisconsin Public Finance Authority Rev., (Kahala Nui Project), 5%, 11/15/2037	150,000	158,386
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2033	310,000	329,171
Wisconsin Public Finance Authority, Education Rev. (Mater Academy of Nevada-Cactus Park Campus Project), “A”, 5%, 12/15/2035	105,000	105,383
Wisconsin Public Finance Authority, Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2032	125,000	130,947
Wisconsin Public Finance Authority, Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-2”, 3.85%, 10/01/2025 (Put Date 10/01/2025)	250,000	250,002
Wisconsin Public Finance Authority, Student Housing Facilities Rev. (Campus Real Estate Holding Corp. LLC Project), “A”, 5%, 6/01/2035	145,000	150,875
Wisconsin Public Finance Authority, Student Housing Rev. (KSU Bixby Real Estate Foundation LLC Project), “B”, 5.25%, 6/15/2035	100,000	106,774
		$1,407,162
Total Municipal Bonds (Identified Cost, $47,178,423)		$46,424,990
Mutual Funds – 3.4%
Money Market Funds – 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.23% (j) (Identified Cost, $1,630,150)	1,630,150	$1,630,150
Other Assets, Less Liabilities – (0.9)%		(431,451)
Net Assets – 100.0%		$47,623,689

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $383,547, representing 0.8% of net assets.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See Notes to Financial Statements
8

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $48,808,573)	$48,055,140
Receivables for
When-issued investments sold	108,336
Investments sold	5,072
Interest	529,916
Total assets	$48,698,464
Liabilities
Payables for
Distributions	$146,991
When-issued investments purchased	926,005
Payable to affiliates
Investment adviser	1,779
Total liabilities	$1,074,775
Net assets	$47,623,689
Net assets consist of
Paid-in capital	$48,431,120
Total distributable earnings (loss)	(807,431)
Net assets	$47,623,689
Shares of beneficial interest outstanding (unlimited number of shares authorized)	1,950,000
Net asset value per share (net assets of $47,623,689 / 1,950,000 shares of beneficial interest outstanding)	$24.42
See Notes to Financial Statements
9

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Interest	$847,694
Dividends from unaffiliated issuers	27,875
Total investment income	$875,569
Expenses
Management fee	$73,122
Total expenses	$73,122
Net investment income (loss)	$802,447
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(80,560)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(729,593)
Net realized and unrealized gain (loss)	$(810,153)
Change in net assets from operations	$(7,706)
See Notes to Financial Statements
10

MFS Active Intermediate Muni Bond ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Change in net assets
From operations
Net investment income (loss)	$802,447	$280,638
Net realized gain (loss)	(80,560)	488
Net unrealized gain (loss)	(729,593)	(23,840)
Change in net assets from operations	$(7,706)	$257,286
Total distributions to shareholders	$(790,999)	$(266,012)
Change in net assets from fund share transactions	$9,797,554	$38,611,794
Miscellaneous capital	$13,605	$8,167
Total change in net assets	$9,012,454	$38,611,235
Net assets
At beginning of period	38,611,235	—
At end of period	$47,623,689	$38,611,235

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
11

MFS Active Intermediate Muni Bond ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Net asset value, beginning of period	$24.91	$25.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.22
Net realized and unrealized gain (loss)	(0.51)	(0.13)
Total from investment operations	$(0.05)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.19)
Miscellaneous capital (d)	$0.00 (w)	$0.01
Net asset value, end of period (x)	$24.42	$24.91
Total return (%) (s)(x)	(0.17)(n)	0.41 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.34 (a)	0.34 (a)
Net investment income (loss)	3.73 (a)	3.72 (a)
Portfolio turnover rate (e)	9 (n)	7 (n)
Net assets at end of period (000 omitted)	$47,624	$38,611

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Intermediate Muni Bond ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions and developments in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. Municipal instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and certain distributions made by the fund could be taxable to shareholders.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
13

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$46,424,990	$—	$46,424,990
Investment Companies	1,630,150	—	—	1,630,150
Total	$1,630,150	$46,424,990	$—	$48,055,140
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
14

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$12,726
Tax-exempt income	253,286
Total distributions	$266,012

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$48,789,517
Gross appreciation	168,905
Gross depreciation	(903,282)
Net unrealized appreciation (depreciation)	$(734,377)
As of 2/28/25
Undistributed ordinary income	14,638
Undistributed tax-exempt income	96,749
Undistributed long-term capital gain	488
Other temporary differences	(104,997)
Net unrealized appreciation (depreciation)	(15,604)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS Active Intermediate Muni Bond ETF
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2025.
Other —  At August 31, 2025, MFS held approximately 75% of the outstanding shares of the fund.
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $12,912,095 and $3,826,508, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/25		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,797,554	1,550,000	$38,611,794

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Intermediate Muni Bond ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Intermediate Muni Bond ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Intermediate Muni Bond ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Active International ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active International ETF
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 2.8%
MTU Aero Engines Holding AG	5,202	$2,318,697
Rolls-Royce Holdings PLC	633,913	9,167,724
		$11,486,421
Airlines – 1.7%
Ryanair Holdings PLC, ADR	112,114	$7,115,876
Alcoholic Beverages – 2.5%
China Resources Beer Holdings Co. Ltd.	729,004	$2,616,578
Heineken N.V.	14,335	1,157,165
Kweichow Moutai Co. Ltd., “A”	13,900	2,884,161
Pernod Ricard S.A.	32,244	3,666,603
		$10,324,507
Apparel Manufacturers – 2.8%
Compagnie Financiere Richemont S.A.	41,030	$7,166,085
LVMH Moet Hennessy Louis Vuitton SE	7,514	4,431,355
		$11,597,440
Automotive – 2.9%
Bridgestone Corp.	51,398	$2,343,697
BYD Co. Ltd., ADR	120,681	1,647,296
DENSO Corp.	230,018	3,342,543
Mahindra & Mahindra Ltd.	49,670	1,801,332
Suzuki Motor Corp.	207,514	2,783,233
		$11,918,101
Brokerage & Asset Managers – 3.8%
B3 S.A. - Brasil Bolsa Balcao	1,356,664	$3,247,876
Deutsche Boerse AG	22,487	6,618,977
Hong Kong Exchanges & Clearing Ltd.	47,326	2,737,993
London Stock Exchange Group PLC	26,588	3,294,643
		$15,899,489
Business Services – 5.2%
CGI, Inc.	43,342	$4,208,752
Compass Group PLC	233,486	7,927,360
Experian PLC	127,031	6,579,355
Tata Consultancy Services Ltd.	73,384	2,565,853
		$21,281,320
Computer Software – 4.1%
Check Point Software Technologies Ltd. (a)	28,812	$5,564,750
Dassault Systemes SE	74,622	2,322,187
SAP SE	34,139	9,253,915
		$17,140,852
EIEFS-SEM
1

MFS Active International ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.4%
Amadeus IT Group S.A.	57,282	$4,798,217
Hitachi Ltd.	286,862	7,903,809
Hon Hai Precision Industry Co. Ltd.	591,196	3,935,569
Samsung Electronics Co. Ltd.	116,668	5,849,135
		$22,486,730
Construction – 1.2%
Compagnie de Saint-Gobain S.A.	45,654	$4,924,458
Consumer Products – 1.3%
Beiersdorf AG	47,430	$5,451,176
Electrical Equipment – 3.4%
Mitsubishi Electric Corp.	238,648	$5,768,281
Schneider Electric SE	33,715	8,285,039
		$14,053,320
Electronics – 5.5%
Hoya Corp.	14,020	$1,836,515
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,314	21,081,663
		$22,918,178
Energy - Independent – 1.6%
Reliance Industries Ltd.	222,358	$3,420,693
Woodside Energy Group Ltd.	176,264	3,046,550
		$6,467,243
Energy - Integrated – 2.4%
Eni S.p.A.	284,340	$5,070,241
Suncor Energy, Inc.	116,738	4,821,279
		$9,891,520
Food & Beverages – 2.0%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	576,300	$2,308,351
Nestle S.A.	61,838	5,826,366
		$8,134,717
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	220,748	$2,874,358
Tesco PLC	838,564	4,790,894
		$7,665,252
Gaming & Lodging – 0.5%
Sands China Ltd.	824,194	$2,150,485
Insurance – 4.9%
AIA Group Ltd., ADR	172,218	$6,540,840
Intact Financial Corp.	19,074	3,819,800
Prudential PLC	149,106	1,992,342
Sompo Holdings, Inc.	84,193	2,725,365
Zurich Insurance Group AG	7,092	5,179,735
		$20,258,082
2

MFS Active International ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 0.7%
LY Corp.	866,909	$2,765,520
Leisure & Toys – 5.7%
NetEase, Inc., ADR	29,478	$4,014,609
Sony Group Corp.	218,458	6,069,640
Tencent Holdings Ltd., ADR	174,607	13,547,757
		$23,632,006
Machinery & Tools – 0.9%
Daikin Industries Ltd.	30,634	$3,877,326
Major Banks – 10.9%
Banco Bradesco S.A., ADR	1,077,509	$3,351,053
Bank of Ireland Group PLC	253,886	3,754,348
BNP Paribas S.A.	68,276	6,136,880
DBS Group Holdings Ltd.	95,958	3,778,192
ING Groep N.V.	254,862	6,070,599
NatWest Group PLC	685,634	4,731,744
Royal Bank of Canada	16,184	2,352,506
Sumitomo Mitsui Financial Group, Inc.	142,236	3,918,011
Toronto-Dominion Bank	71,664	5,384,833
UBS Group AG	133,961	5,428,100
		$44,906,266
Medical Equipment – 3.1%
EssilorLuxottica	11,452	$3,486,080
Olympus Corp.	198,299	2,324,317
QIAGEN N.V.	50,198	2,334,207
Sonova Holding AG	5,202	1,514,148
Terumo Corp.	162,902	2,952,533
		$12,611,285
Metals & Mining – 1.4%
Gerdau S.A., ADR	812,562	$2,502,691
Glencore PLC	288,386	1,138,944
Rio Tinto PLC	36,406	2,284,159
		$5,925,794
Natural Gas - Distribution – 1.2%
ENGIE S.A.	229,440	$4,748,382
Other Banks & Diversified Financials – 4.9%
Credicorp Ltd.	15,606	$4,013,863
Edenred	74,693	2,158,368
HDFC Bank Ltd., ADR	78,755	5,604,206
Intesa Sanpaolo S.p.A.	779,187	4,899,693
Kotak Mahindra Bank Ltd.	153,052	3,400,784
		$20,076,914
Pharmaceuticals – 4.6%
Merck KGaA	36,322	$4,602,003
Novartis AG	44,498	5,625,717
Novo Nordisk A.S., “B”	38,718	2,177,194
3

MFS Active International ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	20,315	$6,608,754
		$19,013,668
Precious Metals & Minerals – 0.8%
Franco-Nevada Corp.	17,800	$3,352,630
Printing & Publishing – 1.2%
RELX PLC	81,490	$3,795,489
Wolters Kluwer N.V.	9,826	1,236,909
		$5,032,398
Railroad & Shipping – 1.3%
Canadian National Railway Co.	29,478	$2,852,881
Canadian Pacific Kansas City Ltd.	35,250	2,685,697
		$5,538,578
Restaurants – 0.5%
Yum China Holdings, Inc.	46,341	$2,072,369
Specialty Chemicals – 4.8%
Air Liquide S.A.	47,388	$9,769,499
FUJIFILM Holdings Corp.	116,854	2,791,837
Linde PLC	6,936	3,317,419
Shin-Etsu Chemical Co. Ltd.	128,342	3,979,820
		$19,858,575
Tobacco – 0.5%
British American Tobacco PLC, ADR	38,891	$2,212,509
Total Common Stocks (Identified Cost, $380,362,529)		$406,789,387
Mutual Funds – 1.4%
Money Market Funds – 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.23% (j) (Identified Cost, $5,773,683)	5,773,683	$5,773,683
Other Assets, Less Liabilities – 0.2%		976,606
Net Assets – 100.0%		$413,539,676

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Active International ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $386,136,212)	$412,563,070
Cash	141,553
Foreign currency, at value (identified cost, $234)	140
Receivables for
Fund shares sold	5,008,269
Interest and dividends	764,946
Total assets	$418,477,978
Liabilities
Payables for
Investments purchased	$4,911,782
Payable to affiliates
Investment adviser	26,520
Total liabilities	$4,938,302
Net assets	$413,539,676
Net assets consist of
Paid-in capital	$384,622,920
Total distributable earnings (loss)	28,916,756
Net assets	$413,539,676
Shares of beneficial interest outstanding (unlimited number of shares authorized)	14,450,000
Net asset value per share (net assets of $413,539,676 / 14,450,000 shares of beneficial interest outstanding)	$28.62
See Notes to Financial Statements
5

MFS Active International ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,276,358
Interest	76,936
Other	162
Foreign taxes withheld	(444,338)
Total investment income	$3,909,118
Expenses
Management fee	$773,268
Miscellaneous	875
Total expenses	$774,143
Net investment income (loss)	$3,134,975
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,044,965)
Foreign currency	19,867
In-kind redemptions – unaffiliated issuers	527,065
Net realized gain (loss)	$(498,033)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$23,522,504
Translation of assets and liabilities in foreign currencies	11,995
Net unrealized gain (loss)	$23,534,499
Net realized and unrealized gain (loss)	$23,036,466
Change in net assets from operations	$26,171,441
See Notes to Financial Statements
6

MFS Active International ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Change in net assets
From operations
Net investment income (loss)	$3,134,975	$40,488
Net realized gain (loss)	(498,033)	(114,715)
Net unrealized gain (loss)	23,534,499	2,904,158
Change in net assets from operations	$26,171,441	$2,829,931
Total distributions to shareholders	$(84,616)	$—
Change in net assets from fund share transactions	$226,512,595	$158,013,787
Miscellaneous capital	$77,045	$19,493
Total change in net assets	$252,676,465	$160,863,211
Net assets
At beginning of period	160,863,211	—
At end of period	$413,539,676	$160,863,211

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
7

MFS Active International ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Net asset value, beginning of period	$25.64	$25.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.01
Net realized and unrealized gain (loss)	2.65	0.54
Total from investment operations	$2.98	$0.55
Less distributions declared to shareholders
From net investment income	$(0.01)	$—
Miscellaneous capital (d)	$0.01	$0.01
Net asset value, end of period (x)	$28.62	$25.64
Total return (%) (s)(x)	11.66 (n)	2.21 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.59 (a)	0.59 (a)
Net investment income (loss)	2.39 (a)	0.19 (a)
Portfolio turnover rate (e)	6 (n)	2 (n)
Net assets at end of period (000 omitted)	$413,540	$160,863

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Active International ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active International ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
9

MFS Active International ETF
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	406,789,387	—	—	406,789,387
Investment Companies	5,773,683	—	—	5,773,683
Total	$412,563,070	—	—	$412,563,070
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
10

MFS Active International ETF
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to  passive foreign investment companies.
The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended February 28, 2025.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$386,184,708
Gross appreciation	34,139,496
Gross depreciation	(7,761,134)
Net unrealized appreciation (depreciation)	$26,378,362
As of 2/28/25
Undistributed ordinary income	84,048
Capital loss carryforwards	(105,433)
Other temporary differences	(4,542)
Net unrealized appreciation (depreciation)	2,855,858
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(105,433)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.59% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
11

MFS Active International ETF
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2025.
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $39,187,520 and $15,579,302, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $203,711,421 and $2,543,639 respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash. Authorized Participants transacting in Creation units for cash may also pay a variable fee to compensate the fund for transaction costs associated with investing the cash in portfolio securities. These fees are included in “Miscellaneous capital” in the Statement of Changes in Net Assets.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/25		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	8,300,000	$229,838,486	6,275,000	$158,013,787
Shares reacquired	(125,000)	(3,325,891)	—	—
Net change	8,175,000	$226,512,595	6,275,000	$158,013,787

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
12

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active International ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active International ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active International ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
13

MFS Active Value ETF
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Active Value ETF
Portfolio of Investments − 8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 9.2%
Boeing Co. (a)	9,899	$2,323,097
General Dynamics Corp.	4,837	1,569,945
Honeywell International, Inc.	5,020	1,101,890
Northrop Grumman Corp.	2,254	1,329,950
RTX Corp.	12,369	1,961,724
		$8,286,606
Brokerage & Asset Managers – 6.0%
Citigroup, Inc.	16,834	$1,625,659
KKR & Co., Inc.	11,786	1,644,029
LPL Financial Holdings, Inc.	1,278	465,805
NASDAQ, Inc.	17,694	1,676,330
		$5,411,823
Business Services – 2.8%
Accenture PLC, “A”	6,708	$1,743,879
Equifax, Inc.	3,207	789,884
		$2,533,763
Computer Software - Systems – 0.4%
CDW Corp.	2,376	$391,470
Construction – 1.7%
CRH PLC	7,625	$861,244
Mid-America Apartment Communities, Inc., REIT	4,908	715,684
		$1,576,928
Consumer Products – 2.5%
Kenvue, Inc.	44,625	$924,184
Procter & Gamble Co.	8,227	1,291,968
		$2,216,152
Electronics – 6.6%
Analog Devices, Inc.	7,809	$1,962,480
KLA Corp.	1,952	1,702,144
NXP Semiconductors N.V.	5,962	1,400,175
Texas Instruments, Inc.	4,323	875,321
		$5,940,120
Energy - Independent – 1.7%
ConocoPhillips	15,271	$1,511,371
Energy - Integrated – 4.8%
Chevron Corp.	12,390	$1,989,834
Exxon Mobil Corp.	20,310	2,321,230
		$4,311,064
EVEFS-SEM
1

MFS Active Value ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.0%
Mondelez International, Inc.	21,128	$1,298,104
Nestle S.A., ADR	5,896	554,932
PepsiCo, Inc.	5,733	852,210
		$2,705,246
Gaming & Lodging – 1.7%
Hilton Worldwide Holdings, Inc.	5,427	$1,498,178
Health Maintenance Organizations – 4.7%
Cigna Group	8,644	$2,600,720
Elevance Health, Inc.	3,787	1,206,728
Humana, Inc.	1,472	446,987
		$4,254,435
Insurance – 9.8%
Aon PLC	4,032	$1,479,744
Marsh & McLennan Cos., Inc.	8,508	1,751,031
Progressive Corp.	14,453	3,570,758
Travelers Cos., Inc.	7,390	2,006,459
		$8,807,992
Machinery & Tools – 4.9%
Caterpillar, Inc.	1,004	$420,716
Eaton Corp. PLC	3,443	1,202,089
Illinois Tool Works, Inc.	4,323	1,144,082
Ingersoll Rand, Inc.	5,646	448,462
PACCAR, Inc.	12,064	1,206,159
		$4,421,508
Major Banks – 10.1%
Bank of America Corp.	28,478	$1,444,974
JPMorgan Chase & Co.	14,434	4,350,696
Morgan Stanley	13,598	2,046,227
Wells Fargo & Co.	16,010	1,315,702
		$9,157,599
Medical & Health Technology & Services – 2.9%
McKesson Corp.	3,756	$2,579,020
Medical Equipment – 2.1%
Abbott Laboratories	14,625	$1,940,152
Other Banks & Diversified Financials – 2.2%
American Express Co.	6,092	$2,018,158
Pharmaceuticals – 5.5%
AbbVie, Inc.	7,948	$1,672,259
Johnson & Johnson	6,275	1,111,742
Merck & Co., Inc.	6,275	527,853
Pfizer, Inc.	45,322	1,122,173
Roche Holding Ltd., ADR	12,482	508,891
		$4,942,918
2

MFS Active Value ETF
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.1%
Union Pacific Corp.	8,644	$1,932,539
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	15,109	$1,719,102
Specialty Stores – 2.0%
Home Depot, Inc.	4,466	$1,816,635
Utilities - Electric Power – 10.2%
Alliant Energy Corp.	21,151	$1,376,296
Dominion Energy, Inc.	26,125	1,564,887
Duke Energy Corp.	18,896	2,314,571
PG&E Corp.	61,970	946,902
Southern Co.	20,849	1,924,363
Xcel Energy, Inc.	14,906	1,079,045
		$9,206,064
Total Common Stocks (Identified Cost, $85,437,375)		$89,178,843
Mutual Funds – 1.0%
Money Market Funds – 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.23% (j) (Identified Cost, $884,209)	884,209	$884,209
Other Assets, Less Liabilities – 0.2%		144,212
Net Assets – 100.0%		$90,207,264

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Active Value ETF
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 8/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $86,321,584)	$90,063,052
Receivables for
Dividends	148,547
Total assets	$90,211,599
Liabilities
Payable to affiliates
Investment adviser	$4,335
Total liabilities	$4,335
Net assets	$90,207,264
Net assets consist of
Paid-in capital	$86,512,505
Total distributable earnings (loss)	3,694,759
Net assets	$90,207,264
Shares of beneficial interest outstanding (unlimited number of shares authorized)	3,475,000
Net asset value per share (net assets of $90,207,264 / 3,475,000 shares of beneficial interest outstanding)	$25.96
See Notes to Financial Statements
4

MFS Active Value ETF
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 8/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$684,421
Other	138
Foreign taxes withheld	(8,491)
Total investment income	$676,068
Expenses
Management fee	$131,423
Total expenses	$131,423
Net investment income (loss)	$544,645
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(273,878)
In-kind redemptions – unaffiliated issuers	28,951
Net realized gain (loss)	$(244,927)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,515,130
Net realized and unrealized gain (loss)	$2,270,203
Change in net assets from operations	$2,814,848
See Notes to Financial Statements
5

MFS Active Value ETF
Financial Statements | Statement of Changes in Net Assets
This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Change in net assets
From operations
Net investment income (loss)	$544,645	$191,529
Net realized gain (loss)	(244,927)	7,437
Net unrealized gain (loss)	2,515,130	1,226,338
Change in net assets from operations	$2,814,848	$1,425,304
Total distributions to shareholders	$(485,804)	$(34,710)
Change in net assets from fund share transactions	$38,431,767	$48,055,859
Total change in net assets	$40,760,811	$49,446,453
Net assets
At beginning of period	49,446,453	—
At end of period	$90,207,264	$49,446,453

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
See Notes to Financial Statements
6

MFS Active Value ETF
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of the fund, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	8/31/25 (unaudited)	2/28/25(c)
Net asset value, beginning of period	$25.36	$24.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.13
Net realized and unrealized gain (loss)	0.59	0.36
Total from investment operations	$0.82	$0.49
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.03)
Net asset value, end of period (x)	$25.96	$25.36
Total return (%) (s)(x)	3.27 (n)	1.96 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	0.44 (a)	0.44 (a)
Net investment income (loss)	1.82 (a)	2.31 (a)
Portfolio turnover rate (e)	6 (n)	2 (n)
Net assets at end of period (000 omitted)	$90,207	$49,446

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate excludes securities received or delivered in-kind in the process of creating or redeeming fund shares.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset value and total return have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Active Value ETF
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Active Value ETF (the fund) is a diversified series of MFS Active Exchange Traded Funds Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
8

MFS Active Value ETF
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$89,178,843	$—	$—	$89,178,843
Investment Companies	884,209	—	—	884,209
Total	$90,063,052	$—	$—	$90,063,052
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to redemptions in-kind.
9

MFS Active Value ETF
Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 2/28/25 (c)
Ordinary income (including any short-term capital gains)	$34,710

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 8/31/25
Cost of investments	$86,322,440
Gross appreciation	5,186,122
Gross depreciation	(1,445,510)
Net unrealized appreciation (depreciation)	$3,740,612
As of 2/28/25
Undistributed ordinary income	156,819
Capital loss carryforwards	(16,586)
Net unrealized appreciation (depreciation)	1,225,482
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of February 28, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(16,586)
(3) Transactions with Affiliates
Investment Adviser — The fund has an Investment Management Agreement (“Management Agreement”) with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.44% of the fund’s average daily net assets. Under the Management Agreement, MFS will pay substantially all the fund’s operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), litigation expenses, the cost of proxy solicitations and shareholder meetings, the fee paid to MFS pursuant to this agreement, and such other expenses as approved by a majority of the fund’s Board of Trustees.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the fund. The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the Distribution Plan). The fund’s Board of Trustees has determined not to implement payments of Rule 12b-1 fees under the Distribution Plan at this time. The fund does not currently pay compensation to MFD for any distribution services provided.
Administrator — MFS provides certain financial, legal, and other administrative services to the fund. MFS bears the costs of the services under the Management Agreement.
Trustees’ and Officers’ Compensation — Under the Management Agreement, MFS pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. MFS also pays compensation to Trustees or officers of the fund who are also officers of the investment adviser for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFD. The fund did not pay any compensation to the independent Trustees for the six months ended August 31, 2025.
Other — The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended August 31, 2025, this reimbursement amounted to $138, which is included in “Other” income in the Statement of Operations.
10

MFS Active Value ETF
Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended August 31, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $3,757,514 and $3,608,594, respectively. Securities received and delivered in-kind through subscriptions and redemptions aggregated $38,005,270 and $136,528, respectively.
(5) Purchase and Sales of Fund Shares
The fund issues and redeems shares through MFD at net asset value (“NAV”) only with Authorized Participants and only in large blocks of shares (each, a Creation Unit). An Authorized Participant may purchase or redeem a Creation Unit each business day that the fund is open in exchange for the delivery or receipt of a designated portfolio of in-kind securities and/or cash.
Individual fund shares may not be purchased or redeemed directly with the fund. Shares are listed for trading on the New York Stock Exchange, and individual fund shares may only be purchased and sold in the secondary market through a financial intermediary at market price. Because the fund’s shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). Transactions in fund shares were as follows:
	Six months ended 8/31/25		Year ended 2/28/25 (c)
	Shares	Amount	Shares	Amount
Shares sold	1,550,000	$39,038,202	1,975,000	$48,676,466
Shares reacquired	(25,000)	(606,435)	(25,000)	(620,607)
Net change	1,525,000	$38,431,767	1,950,000	$48,055,859

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2024, through the stated period end.
11

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Value ETF.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Active Value ETF.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Active Value ETF. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
12

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS ACTIVE EXCHANGE TRADED FUNDS TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   October 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  October 16, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  October 16, 2025

*  Print name and title of each signing officer under his or her signature.